[GRAPHIC APPEARS HERE]


PROFUNDS/SM/

Bull ProFund                                 [GRAPHIC APPEARS HERE]

UltraBull ProFund

Bear ProFund

UltraBear ProFund

UltraOTC ProFund

UltraShort OTC ProFund

Money Market ProFund



Semi-Annual Report

June 30, 1998

                                   ProFunds
                               Table of Contents

================================================================================

     Letter to Shareholders..............................................2

     ProFunds

      Schedules of Portfolio of Investments..............................3

      Statements of Assets and Liabilities...............................9

      Statements of Operations..........................................11

      Statements of Changes in Net Assets...............................13

      Notes to Financial Statements.....................................20

      Financial Highlights..............................................27


     Cash Management Portfolio

      Statement of Net Assets...........................................34

      Statement of Operations...........................................39

      Statement of Changes in Net Assets................................40

      Financial Highlights..............................................40

      Notes to Financial Statements.....................................41

Shareholder's Letter
--------------------------------------------------------------------------------


Dear ProFunds Shareholder,

     I am pleased to present the Semi-Annual Report to Shareholders of ProFunds for the six-month period ended June 30, 1998.

     One way to measure the success of ProFunds is to look at the satisfaction of our shareholders as reflected by asset growth. Based on this measure, ProFunds thrived during the first half of 1998. ProFunds' assets grew by more than $78 million during the period with assets on the last day of the period of more than seven times assets at the end of 1997.

     Another gauge of the ProFunds' success is each ProFund's ability to correlate with its benchmark. On this score, we believe that ProFunds deserves high marks. Notwithstanding frequent large flows of money in and out of the ProFunds and continued historic volatility in the equity markets during the period, ProFunds was able to achieve high levels of correlation with their benchmarks. All of the ProFunds with variable net asset values tracked their benchmarks with a statistical correlation of greater than 96%.

     The ProFunds concept, as well as the performance of individual funds, received considerable interest from the media during the six-months. Diverse publications--from Barron's (March 16, 1998 and April 6, 1998) to USA Today (April 3, 1998) to the high-tech high-end magazine Wired (Issue 6.07), for example--wrote about ProFunds. We were gratified when in its May issue, the Time-Warner publication Mutual Funds Magazine named UltraBull ProFund and UltraOTC ProFund as two of the five "Best Funds For the Bull Market."

     We appreciate your confidence and support. We will continue to strive in what promises to be a continuing time of volatility to offer the innovative investment vehicles and services that give our investors the ability to pursue their investment strategies.

     Of course, we encourage your comments and suggestions, including any new ProFunds or additional services you would like to see ProFunds offer.


                                    Sincerely,

                                    /s/ Michael Sapir

                                    Michael Sapir
                                    Chairman

BULL PROFUND
Schedule of Portfolio Investments
June 30, 1998
(Unaudited)
--------------------------------------------------------------------------------

Total Investments (Cost $0) - 0.0%                                $        0
Other assets in excess of liabilities 100.0%                           6,425,648
                                                                      ----------
TOTAL NET ASSETS - 100.0%                                             $6,425,648
                                                                      ==========

---------------
Percentages indicated are based on net assets of $6,425,648.

                                                                        Market
                                                           Contracts    Value
                                                           ---------  ----------
Futures Purchased
S&P 500 Mini Future Contract expiring September 1998            2     $  114,300
S&P 500 Future Contract expiring September 1998                22      6,286,500
                                                                      ----------
Total Futures Purchased (Cost $6,335,958)                             $6,400,800
                                                                      ==========




              See accompanying notes to the financial statements.

ULTRABULL PROFUND
Schedule of Portfolio Investments
June 30, 1998
(Unaudited)
--------------------------------------------------------------------------------


                                                                 Market
                                                     Shares      Value
                                                     ------    -----------
Options Purchased - 4.7%
S&P 500 Put Option expiring August 1998 @ 700          100     $     2,500
S&P 500 Put Option expiring July 1998 @ 700            150               0
S&P 500 Call Option expiring July 1998 @ 800            20       1,715,000
                                                               -----------

Total Options Purchased (Cost $1,620,350)                        1,717,500
                                                               -----------

Total Investments (Cost $1,620,350) (a) - 4.7%                 $ 1,717,500
Other assets in excess of liabilities 95.3%                     34,549,211
                                                               -----------
TOTAL NET ASSETS - 100.0%                                      $36,266,711
                                                               ===========

---------------
Percentages indicated are based on net assets of $36,266,711.


                                                                      Market
                                                         Contracts    Value
                                                         ---------  -----------
Futures Purchased
S&P 500 Future Contract expiring September 1998              225    $64,293,750
S&P 500 Mini Future Contract expiring September 1998           2        114,300
                                                                    -----------
Total Futures Purchased (Cost $64,229,063)                          $64,408,050
                                                                    ===========

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:


          Unrealized Appreciation         $104,650
          Unrealized Depreciation           (7,500)
                                          --------
          Net Unrealized Appreciation     $ 97,150
                                          ========


              See accompanying notes to the financial statements.

BEAR PROFUND
Schedule of Portfolio Investments
June 30, 1998
(Unaudited)
--------------------------------------------------------------------------------


Total Investments (Cost $0) - 0.0%                                    $   0
Liabilities in excess of other assets 100.0%                            149,164
                                                                      ---------
TOTAL NET ASSETS - 100.0%                                             $ 149,164
                                                                      =========

---------------
Percentages indicated are based on net assets of $149,164.


                                                                       Market
                                                         Contracts     Value
                                                         ---------    ---------
Futures Purchased
S&P 500 Mini Future Contract expiring September 1998         3        $ 171,450
                                                                      ---------
Total Futures Purchased (Cost $171,965)                               $ 171,450
                                                                      =========

Futures Sold
S&P 500 Future Contract expiring September 1998              1        $(285,750)
                                                                      ---------
Total Futures Sold (Cost ($285,345))                                  $(285,750)
                                                                      =========



              See accompanying notes to the financial statements.

ULTRABEAR PROFUND
Schedule of Portfolio Investments
June 30, 1998
(Unaudited)
--------------------------------------------------------------------------------


                                                                      Market
                                                        Shares        Value
                                                        ------      ---------
Options Purchased - 16.4%
S&P 500 Put Option expiring July 1998 @ 1210               35       $  588,875
S&P 500 Call Option expiring August 1998 @ 1500           100                0
                                                                    ----------
Total Options Purchased (Cost $1,012,050)                              588,875
                                                                    ----------

Total Investments (Cost $1,012,050)(a) - 16.4%                         588,875
Other assets in excess of liabilities 83.6%                          3,006,066
                                                                    ----------
TOTAL NET ASSETS - 100%                                             $3,594,941
                                                                    ==========

---------------
Percentages indicated are based on net assets of $3,594,941.

                                                                      Market
                                                       Contracts      Value
                                                       ---------    ----------
Futures Purchased
S&P 500 Future Contract expiring September 1998            10       $2,857,500
                                                                    ----------
Total Futures Purchased (Cost $2,871,050)                           $2,857,500
                                                                    ==========

Futures Sold
S&P 500 Mini Future Contract expiring September 1998        1       $  (57,150)
                                                                    ----------
Total Futures Sold (Cost ($55,118))                                 $  (57,150)
                                                                    ==========

Written Options Contracts
S&P 500 Call Option expiring July 1998 @ 1210              35       $   (3,938)
                                                                    ----------
Total Options Sold (Cost ($2,450))                                  $   (3,938)
                                                                    ==========


(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:



          Unrealized Appreciation         $       -
          Unrealized Depreciation          (423,175)
                                          ---------
          Net Unrealized Depreciation     $(423,175)
                                          =========


              See accompanying notes to the financial statements.

ULTRAOTC PROFUND
Schedule of Portfolio Investments
June 30, 1998
(Unaudited)
--------------------------------------------------------------------------------



                                                                       Market
                                                         Shares        Value
                                                         ------      -----------
Options Purchased - 6.0%
Nasdaq Call Option expiring July 1998 @ 870                 40       $ 1,936,000
Nasdaq Put Option expiring August 1998 @ 600               200             2,000
Nasdaq Put Option expiring July 1998 @ 600                 300                 0
                                                                     -----------
Total Options Purchased (Cost $1,643,290)                            $ 1,938,000
                                                                     -----------

Total Investments (Cost $1,643,290) (a) - 6.0%                       $ 1,938,000
Other assets in excess of liabilities 94.0%                           30,367,120
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                            $32,305,120
                                                                     ===========

_______________
Percentages indicated are based on net assets of $32,305,120.


                                                                       Market
                                                          Contracts    Value
                                                          ---------  -----------
Futures Purchased
Nasdaq 100 Future Contract expiring September 1998           418     $56,597,200
                                                                     -----------
Total Futures Purchased (Cost $55,634,950)                           $56,597,200
                                                                     ===========

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:



          Unrealized Appreciation         $300,710
          Unrealized Depreciation           (6,000)
                                          --------
          Net Unrealized Appreciation     $294,710
                                          ========


              See accompanying notes to the financial statements.

ULTRASHORT OTC PROFUND
Schedule of Portfolio Investments
June 30, 1998
(Unaudited)
--------------------------------------------------------------------------------


                                                                    Market
                                                       Shares       Value
                                                       ------     ----------
Options Purchased - 8.5%
Nasdaq Call Option expiring July 1998 @ 1700             125       $       0
Nasdaq Put Option expiring July 1998 @ 1440                7          60,200
                                                                   ---------
Total Options Purchased (Cost $102,710)                            $  60,200
                                                                   ---------

Total Investments (Cost $102,710) (a) - 8.5%                       $  60,200
Other assets in excess of liabilities 91.5%                          649,512
                                                                   ---------
TOTAL NET ASSETS - 100.0%                                          $ 709,712
                                                                   =========

_______________
Percentages indicated are based on net assets of $709,712.




                                                                    Market
                                                      Contracts     Value
                                                      ---------   ----------
Futures Sold
Nasdaq 100 Future Contract expiring September 1998        3        $(406,200)
                                                                   ---------
Total Futures Purchased (Cost ($398,310))                          $(406,200)
                                                                   =========


(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:



          Unrealized Appreciation         $      -
          Unrealized Depreciation          (42,510)
                                          --------
          Net Unrealized Depreciation     $(42,510)
                                          ========


              See accompanying notes to the financial statements.

ProFunds
Statements of Assets and Liabilities
June 30, 1998
(Unaudited)
-------------------------------------------------------------------------------

                                                                           Bull       UltraBull      Bear
                                                                          ProFund      ProFund      ProFund
                                                                       ------------ ------------  ----------
Assets:
         Investments, at value (cost $0, $1,620,350, $0)               $         -  $  1,717,500  $        -
         Cash                                                              279,014       883,470       5,304
         Net receivable for variation margin on open futures contracts           -             -         850
         Receivable for investments sold                                 6,157,678    34,098,370     119,603
         Receivable for capital shares issued                                    -             -       2,346
         Receivable from Investment Advisor and Administrator               10,524             -      14,481
         Prepaid expenses                                                   27,997        20,845      16,658
         Deferred Organization Costs                                        11,940        11,910      12,155
                                                                       -----------  ------------  ----------
                         Total Assets                                    6,487,153    36,732,095     171,397

Liabilitites:
         Payable for capital shares redeemed                                 1,602             -           -
         Net payable for variation margin on futures contracts              47,268       434,875           -
         Investment advisory fees payable                                      286             -         151
         Administration fees payable                                         2,000         2,000         600
         Shareholder servicing fees payable - Service Class                  1,336         8,086       1,110
         Other payables and accrued expenses                                 9,013        20,423      20,372
                                                                       -----------  ------------  ----------
                         Total Liabilities                                  61,505       465,384      22,233
                                                                       -----------  ------------  ----------
Net Assets                                                             $ 6,425,648  $ 36,266,711  $  149,164
                                                                       ===========  ============  ==========

Net Assets consist of:
         Capital                                                       $ 6,347,429  $ 34,429,318  $  436,914
         Accumulated undistributed net investment income                    25,284       143,489      25,150
         Accumulated undistributed net realized gains/(losses) on
                    investments and futures contracts                      (11,907)    1,417,767    (311,980)
         Net unrealized appreciation/(depreciation) on investments
                    and futures contracts                                   64,842       276,137        (920)
                                                                       -----------  ------------  ----------
Total Net Assets                                                       $ 6,425,648  $ 36,266,711  $  149,164
                                                                       ===========  ============  ==========

Investor Shares:
         Net Assets                                                    $ 6,350,090  $ 31,782,956  $  149,155
         Shares Outstanding                                                549,689     2,367,575      17,070
         Net Asset Value                                               $     11.55  $      13.42  $     8.74
                                                                       -----------  ------------  ----------

Service Shares:
         Net Assets                                                    $    75,558  $  4,483,755  $        9
         Shares Outstanding                                                  6,548       335,230           1
         Net Asset Value                                               $     11.54  $      13.38  $     8.74
                                                                       -----------  ------------  ----------



             See accompanying notes to the finanncial statements.

ProFunds
Statements of Assets and Liabilities, Continued
June 30, 1998
(Unaudited)
--------------------------------------------------------------------------------

                                                                                                  UltraShort         Money
                                                                       UtraBear      UltraOTC         OTC           Market
                                                                       ProFund       ProFund        ProFund         ProFund
                                                                    -----------  -------------   ------------   ------------
Assets:
     Investments, at value (cost $1,012,050, $1,643,290,
       $102,710, $0)                                                $   588,875  $   1,938,000   $     60,200   $          -
     Investment in Cash Management Portfolio, at value
       (cost $0, $0, $0, $11,541,065)                                         -              -              -     11,541,065
     Cash                                                                   420        518,317          5,769              -
     Net receivable for variation margin on open futures contracts            -              -          4,716              -
     Receivable for investments sold                                  3,038,497     29,993,564        643,581              -
     Receivable for capital shares issued                                     -            180                      -      -
     Prepaid expenses                                                    12,561         12,897              -              -
     Deferred Organization Costs                                         12,095         11,940              -         11,065
                                                                    -----------  -------------   ------------   ------------
            Total Assets                                             3,652,448     32,474,898        714,266      11,552,130

Liabilities:
     Payable for capital shares redeemed                                  1,514              -          2,859              -
     Net payable for variation margin on futures contracts               20,825        149,495              -              -
     Written options at market value (proceeds, $2,450, $0, $0, $0)       3,938              -              -              -
     Dividends payable                                                        -              -              -         68,059
     Administration fees payable                                          2,600          2,600            400          1,200
     Shareholder servicing fees payable - Service Class                   2,787         14,858            137         12,265
     Other payables and accrued expenses                                 25,843          2,825          1,158          3,147
                                                                    -----------  -------------   ------------   ------------
             Total Liabilities                                           57,507        169,778          4,554         84,671
                                                                    -----------  -------------   ------------   ------------
Net Assets                                                          $ 3,594,941  $  32,305,120   $    709,712   $ 11,467,459
                                                                    ===========  =============   ============   ============

Net Assets consist of:
     Capital                                                          4,872,939     31,036,582      1,021,326     11,467,444
     Accumulated undistributed net investment income                     87,165        172,044          2,558              -
     Accumulated undistributed net realized gains/(losses)
       on investments and futures contracts                            (924,918)      (160,466)      (263,772)            15
     Net unrealized appreciation/(depreciation) on investments
       and futures contracts                                           (440,245)     1,256,960        (50,400)             -
                                                                    -----------  -------------   ------------   ------------
Total Net Assets                                                    $ 3,594,941  $  32,305,120   $    709,712   $ 11,467,459
                                                                    ===========  =============   ============   ============

Investor Shares
     Net Assets                                                     $ 2,714,562  $  24,911,817  $     528,421  $  10,442,530
     Shares Outstanding                                                 339,304      1,711,307         70,600     10,442,521
     Net Asset Value                                                $      8.00  $       14.56  $        7.48  $        1.00
                                                                    -----------  -------------   ------------   ------------

Service Shares
     Net Assets                                                     $   880,379  $   7,393,303  $     181,291  $   1,024,929
     Shares Outstanding                                                 109,733        508,749         24,219      1,024,923
     Net Asset Value                                                $      8.02  $       14.53  $        7.49  $        1.00
                                                                    -----------  -------------   ------------   ------------




              See accompanying notes to the financial statements.

ProFunds
Statements of Operations
Period ended June 30, 1998
(Unaudited)
--------------------------------------------------------------------------------

                                                                            Bull              UltraBull           Bear
                                                                           ProFund             ProFund           ProFund
                                                                      ------------------   ----------------   --------------
Investment Income:
    Interest                                                          $          38,317    $       216,908    $      36,723
                                                                      -----------------    ---------------    -------------
    Total Income                                                                 38,317            216,908           36,723

Expenses:
    Investment Advisory fees                                                      5,817             41,041            5,559
    Administration fees                                                           2,876              8,321            1,544
    Management service fees                                                       1,164              8,208            1,112
    Shareholder servicing fees - Service Class                                    1,344             11,809            1,116
    Fund accounting fees                                                            375              1,514            1,388
    Transfer agent  fees                                                            296                997            1,219
    Custody fees                                                                  1,489              3,993            1,427
    Legal fees                                                                    2,074              4,076            1,602
    Audit fees                                                                    1,770              4,023            1,802
    Registration & filing fees                                                   11,168             21,688           11,650
    Printing fees                                                                   869              2,617            1,460
    Insurance fees                                                                1,660              1,822            1,752
    Organizational costs                                                          1,338              1,338            1,338
    Other expenses                                                                  400              3,502              895
                                                                      -----------------    ---------------    -------------
       Total expenses before waivers/ reimbursements                             32,640            114,949           33,864
       Less expenses waived/ reimbursed                                         (19,522)           (39,631)         (22,291)
                                                                      -----------------    ---------------    -------------
       Net expenses                                                              13,118             75,318           11,573
                                                                      -----------------    ---------------    -------------
Net Investment Income                                                            25,199            141,590           25,150
                                                                      -----------------    ---------------    -------------

Realized and Unrealized Gains/(Losses) on Investments:
    Net realized gains/(losses) on investment transactions                      (11,061)         1,443,498         (312,117)
    Net change in unrealized appreciation/(depreciation)
       of investments                                                            64,587            229,547           (1,353)
                                                                      -----------------    ---------------    -------------
       Net realized and unrealized gains/(losses) on investments                 53,526          1,673,045         (313,470)
                                                                      -----------------    ---------------    -------------
Increase in Net Assets resulting from Operations                      $          78,725    $     1,814,635    $    (288,320)
                                                                      =================    ===============    =============



              See accompanying notes to the financial statements.

ProFunds
Statements of Operations, Continued
For the period ended June 30, 1998
(Unaudited)
--------------------------------------------------------------------------------

                                                                                                        UltraShort       Money
                                                                        UltraBear       UltraOTC            OTC          Market
                                                                         ProFund         ProFund          ProFund       ProFund
                                                                      --------------  --------------    ------------   -----------
Investment Income:
    Interest                                                          $     133,490   $     253,497     $     4,250    $        -
    Investment Income Allocated from Cash Management Fund                         -               -               -       337,862
    Expenses Allocated from Cash Management Fund                                  -               -               -       (10,818)
                                                                      --------------  --------------    ------------   -----------
    Total Income                                                            133,490         253,497           4,250       327,044

Expenses:
    Investment Advisory fees                                                 21,074          46,503             644         6,299
    Administration fees                                                       3,100          10,205             462         8,999
    Management service fees                                                   4,215           9,301             129        14,698
    Shareholder servicing fees - Service Class                                4,459          17,778             137        12,264
    Fund accounting fees                                                        900           1,775             167             -
    Transfer agent  fees                                                        518             900              16         4,596
    Custody fees                                                              3,334           4,015             375           372
    Legal fees                                                                3,004           3,594              66         1,463
    Audit fees                                                                3,380           4,043             100           744
    Registration & filing fees                                               16,628          22,706              70        19,372
    Printing fees                                                             4,250           1,897             285         3,041
    Trustees fees                                                             2,200           1,924              79         1,111
    Organizational costs                                                      1,338           1,338               -         1,341
    Other expenses                                                            2,152           2,724              63         3,287
                                                                      --------------  --------------    ------------   -----------
       Total expenses before waivers/ reimbursements                         70,552         128,703           2,593        77,587
       Less expenses waived/ reimbursed                                     (24,227)        (46,596)           (901)      (26,308)
                                                                      --------------  --------------    ------------   -----------
       Net expenses                                                          46,325          82,107           1,692        51,279
                                                                      --------------  --------------    ------------   -----------
Net Investment Income                                                        87,165         171,390           2,558       275,765
                                                                      --------------  --------------    ------------   -----------

Realized and Unrealized Gains/(Losses) on Investments:
    Net realized gains/(losses) on investment transactions                 (924,918)        706,580        (263,772)           18
    Net change in unrealized appreciation/(depreciation)
     of investments                                                        (440,245)      1,276,720         (50,400)            -
                                                                      --------------  --------------    ------------   -----------
       Net realized and unrealized gains/(losses) on investments         (1,365,163)      1,983,300        (314,172)           18
                                                                      --------------  --------------    ------------   -----------
Increase in Net Assets resulting from Operations                      $  (1,277,998)  $   2,154,690     $  (311,614)   $  275,783
                                                                      ==============  ==============    ============   ===========

              See accompanying notes to the financial statements.

ProFunds
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                 Bull ProFund
                                                                            ------------------------------------------------------
                                                                               Six months ended          December 2, 1997(a)
                                                                                 June 30, 1998                 through
                                                                                  (Unaudited)             to December 31, 1997
                                                                            ------------------------------------------------------
    Increase in Net Assets:
    Operations:
         Net investment income                                                $            25,199        $                115
         Net realized (losses) on investments and futures contracts                       (11,061)                       (846)
         Net change in unrealized appreciation of investments
                   and futures contracts                                                   64,587                         255
                                                                              --------------------       ---------------------
         Net increase/(decrease) in net assets resulting from operations                   78,725                        (476)


    Capital Share Transactions:
         Proceeds from shares issued                                                   31,874,274                      99,897
         Cost of shares redeemed                                                      (25,573,642)                    (53,130)
                                                                              --------------------       ---------------------
         Net increase in net assets from capital share transactions                     6,300,632                      46,767

                                                                              --------------------       ---------------------
         Total increase in net assets                                                   6,379,357                      46,291

    Net Assets:
         Beginning of period                                                               46,291                           -
                                                                              --------------------       ---------------------
         End of period                                                        $         6,425,648        $             46,291
                                                                              ====================       =====================

    (a)   Commencement of operations


              See accompanying notes to the financial statements.

ProFunds
Statements of Changes in Net Assets, Continued
--------------------------------------------------------------------------------

                                                                                                 UltraBull ProFund
                                                                             ------------------------------------------------------
                                                                                  Six months ended        November 28,1997(a)
                                                                                   June 30, 1998                through
                                                                                    (Unaudited)            December 31,1997
                                                                             ------------------------------------------------------
    Increase in Net Assets:
    Operations:
       Net investment income                                                    $            141,590    $                 4,927
       Net realized gains on investment transactions and futures contracts                 1,443,498                      7,528
       Net change in unrealized appreciation of investments and
             futures contracts                                                               229,547                     46,590
                                                                                ---------------------   ------------------------
       Net increase in net assets resulting from operations                                1,814,635                     59,045


    Capital Share Transactions:
       Proceeds from shares issued                                                       154,673,655                 17,466,796
       Cost of shares redeemed                                                          (128,659,616)                (9,087,804)
                                                                                ---------------------   ------------------------
       Net increase in net assets from capital share transactions                         26,014,039                  8,378,992

                                                                                ---------------------   ------------------------
       Total increase in net assets                                                       27,828,674                  8,438,037

    Net Assets:
       Beginning of period                                                                 8,438,037                          -
                                                                                ---------------------   ------------------------
       End of period                                                            $         36,266,711    $             8,438,037
                                                                                =====================   ========================

    (a)    Commencement of operations.

              See accompanying notes to the financial statements.

ProFunds
Statements of Changes in Net Assets, Continued
--------------------------------------------------------------------------------

                                                                                                  Bear ProFund
                                                                                -----------------------------------------------
                                                                                  Six months ended      December 31, 1997(a)
                                                                                   June 30, 1998             through
                                                                                     (Unaudited)         December 31, 1997
                                                                                -----------------------------------------------
Decrease in Net Assets:
Operations:
   Net investment income                                                       $         25,150       $              -
   Net realized (losses) on investment transactions and futures contracts              (312,117)                   137
   Net change in unrealized appreciation of investments and
       futures contracts                                                                 (1,353)                   433
                                                                               -----------------      -----------------
   Net increase/(decrease) in net assets resulting from operations                     (288,320)                   570


Capital Share Transactions:
   Proceeds from shares issued                                                       24,110,432              2,515,852
   Cost of shares redeemed                                                          (26,189,370)                     -
                                                                               -----------------      -----------------
   Net increase/(decrease) in net assets from capital share transactions             (2,078,938)             2,515,852

                                                                               -----------------      -----------------
   Total increase/(decrease) in net assets                                           (2,367,258)             2,516,422

Net Assets:
   Beginning of period                                                                2,516,422                      -
                                                                               -----------------      -----------------
   End of period                                                               $        149,164       $      2,516,422
                                                                               =================      =================

       (a) Commencement of operations.

              See accompanying notes to the financial statements.

ProFunds
Statements of Changes in Net Assets, Continued
--------------------------------------------------------------------------------

                                                                                               UltraBear ProFund
                                                                               ------------------------------------------------
                                                                                  Six months ended        December 23, 1997(a)
                                                                                    June 30, 1998              through
                                                                                     (Unaudited)          December 31, 1997
                                                                               ------------------------------------------------
    Increase in Net Assets:
    Operations:
      Net investment income                                                      $            87,165     $              2,433
      Net realized gains/(losses) on investment and futures contracts                       (924,918)                 167,320
      Net change in unrealized appreciation/(depreciation) of investments
               and futures contracts                                                        (440,245)                       -
                                                                                 --------------------    ---------------------
      Net increase/(decrease) in net assets resulting from operations                     (1,277,998)                 169,753


    Capital Share Transactions:
      Proceeds from shares issued                                                        114,560,469                4,806,030
      Cost of shares redeemed                                                           (109,687,561)              (4,975,752)
                                                                                 --------------------    ---------------------
      Net Increase/(decrease) in net assets from capital share transactions                4,872,908                 (169,722)

                                                                                 --------------------    ---------------------
      Total increase/(decrease) in net assets                                              3,594,910                 (169,722)

    Net Assets:
      Beginning of period                                                                         31                        -
                                                                                 --------------------    ---------------------
      End of period                                                              $         3,594,941     $                 31
                                                                                 ====================    =====================

    (a)   Commencement of operations

              See accompanying notes to the financial statements.

ProFunds
Statements of Changes in Net Assets, Continued
--------------------------------------------------------------------------------

                                                                                                  UltraOTC ProFund
                                                                                    --------------------------------------------
                                                                                     Six months ended       December 2, 1997(a)
                                                                                       June 30, 1998            through
                                                                                        (Unaudited)          December 31, 1997
                                                                                    --------------------------------------------
   Increase in Net Assets:
   Operations:
     Net investment income                                                           $         171,390       $        1,652
     Net realized gains/(losses) on investment and futures contracts                           706,580             (867,046)
     Net change in unrealized depreciation of investments and futures contracts              1,276,720              (19,760)
                                                                                     ------------------      ---------------
     Net increase/(decrease) in net assets resulting from operations                         2,154,690             (885,154)


   Capital Share Transactions:
     Proceeds from shares issued                                                           258,740,178            9,874,239
     Cost of shares redeemed                                                              (229,509,916)          (8,068,917)
                                                                                     ------------------      ---------------
     Net increase in net assets from capital share transactions                             29,230,262            1,805,322

                                                                                     ------------------      ---------------
     Total increase in net assets                                                           31,384,952              920,168

   Net Assets:
     Beginning of period                                                                       920,168
                                                                                     ------------------      ---------------
     End of period                                                                   $      32,305,120       $      920,168
                                                                                     ==================      ===============

   (a)  Commencement of operations

              See accompanying notes to the financial statements.

ProFunds
Statements of Changes in Net Assets, Continued
--------------------------------------------------------------------------------

                                                                                            UltraShort OTC ProFund
                                                                                        ----------------------------
                                                                                               June 2, 1998(a)
                                                                                                  through
                                                                                               June 30, 1998
                                                                                        ----------------------------
    Increase in Net Assets:
    Operations:
         Net investment income                                                                $         2,558
         Net realized (losses) on investment and futures contracts                                   (263,772)
         Net change in unrealized (depreciation) of investments
                 and futures contracts                                                                (50,400)
                                                                                              ----------------
         Net decrease in net assets resulting from operations                                        (311,614)


    Capital Share Transactions:
         Proceeds from shares issued                                                               14,716,775
         Cost of shares redeemed                                                                  (13,695,449)
                                                                                              ----------------
         Net increase in net assets from capital share transactions                                 1,021,326

                                                                                              ----------------
         Total increase in net assets                                                                 709,712

    Net Assets:
         Beginning of period                                                                                -
                                                                                              ----------------
         End of period                                                                        $       709,712
                                                                                              ================

    (a)  Commencement of operations.

              See accompanying notes to the financial statements.

ProFunds
Statements of Changes in Net Assets, Continued
--------------------------------------------------------------------------------

                                                                                         Money Market ProFund
                                                                        ---------------------------------------------------
                                                                            Six months ended        November 17, 1997(a)
                                                                            to June 30, 1998             through
                                                                              (Unaudited)           December 31,1997
                                                                        ---------------------------------------------------
    Increase in Net Assets:
    Operations:
        Net investment income                                             $            275,765                  13,856
        Net realized gains on investment                                                    18                      (3)
        Net change in unrealized appreciation of investment                                  -                       -
                                                                          ---------------------    --------------------
        Net increase in net assets resulting from operations                           275,783                  13,853

    Distributions to Shareholders:
        Net investment income                                                         (275,765)                (13,856)
        Net realized gains                                                                   -                       -
                                                                          ---------------------    --------------------
        Total dividends and distributions to shareholders                             (275,765)                (13,856)

    Capital Share Transactions:
        Proceeds from shares issued                                                278,722,808               5,454,779
        Dividends reinvested                                                           204,494                   5,771
        Cost of shares redeemed                                                   (267,749,333)             (5,171,075)
                                                                          ---------------------    --------------------
        Net increase in net assets from capital share transactions                  11,177,969                 289,475

                                                                          ---------------------    --------------------
        Total increase in net assets                                                11,177,987                 289,472

    Net Assets:
        Beginning of period                                                            289,472                       -
                                                                          ---------------------    --------------------
        End of period                                                     $         11,467,459                 289,472
                                                                          =====================    ====================

    (a)      Commencement of Operations

              See accompanying notes to the financial statements.

ProFunds
Notes to Financial Statements
June 30, 1998
(Unaudited)


1)  Organization

ProFunds (the "Trust") is a registered open-end investment company under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Delaware business trust on April 17, 1997, and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. Currently, the Trust consists of seven separately managed series: Bull ProFund, UltraBull ProFund, Bear ProFund, UltraBear ProFund, UltraOTC ProFund, UltraShort OTC ProFund, and Money Market ProFund (individually, a "ProFund"). Each ProFund offers two classes of shares: the Service Shares and the Investor Shares.

The investment objectives of the ProFunds are as follows:

The Bull ProFund and the UltraBull ProFund.  The Bull ProFund's investment
------------------------------------------
objective is to provide investment returns that correspond to the performance of the S&P 500 Index. The UltraBull ProFund's investment objective is to provide investment returns that correspond to 200% of the performance of the S&P 500 Index. The UltraBull ProFund should gain more than the Bull ProFund when the prices of the securities in the S&P 500 Index rise and lose more when such prices decline.

The Bear ProFund and the UltraBear ProFund.  The Bear ProFund's investment
------------------------------------------
objective is to provide investment results that will inversely correlate to the performance of the S&P 500 Index. The UltraBear ProFund's investment objective is to provide investment results that will inversely correlate to 200% of the performance of the S&P 500 Index.

If the Bear ProFund is successful in meeting its objective, the net asset value of Bear ProFund shares will increase in direct proportion to any decrease in the level of the S&P 500 Index. Conversely, the net asset value of Bear ProFund shares will decrease in direct proportion to any increases in the level of the S&P 500 Index. The percentage change of net asset value of shares of the UltraBear ProFund should increase or decrease approximately twice as much as does that of the Bear ProFund on any given day.

The UltraOTC ProFund and the UltraShort OTC ProFund.  The investment objective
---------------------------------------------------
of the UltraOTC ProFund is to provide investment results that correspond to 200% of the performance of the NASDAQ 100 Index. The NASDAQ 100 Index includes 100 of the largest non-financial domestic companies listed on the NASDAQ National
Market tier of The NASDAQ Stock Market.   The UltraShort Profund seeks
investment results that correspond each day to twice of the inverse (opposite) of the performance of the NASDAQ 100 Index. It is the policy of the UltraShort OTC Profund to pursue its investment objective of correlating with its benchmark regardless of market conditions, to remain fully invested and to not take defensive positions.

If the UltraShort OTC Profund achieved a perfect inverse correlation for any single trading day, the net asset value of the shares of this ProFund would increase for that day proportional to twice any decrease in the level of the
NASDAQ 100 Index.   Conversely, the net asset value of the shares of the ProFund would decrease for that day proportional to twice any increase in the level of the NASDAQ 100 Index for that day. The percentage change of net asset value of shares of the UltraOTC ProFund should increase or decrease approximately twice as much as does that of the UltraShort ProFund on any given day.



The Money Market ProFund.  The Money Market ProFund seeks, as its investment
------------------------
objective, a high level of current income consistent with liquidity and preservation of capital. To achieve its objective, the Money

ProFunds
Notes to Financial Statements--Continued
June 30, 1998
(Unaudited)


Market ProFund invests all of its investable assets in the Cash Management Portfolio ("Portfolio"), which has the same investment objective as the Money Market ProFund.

The performance of the Money Market ProFund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its schedule of investments, are included elsewhere within this report and should be read in conjunction with the Money Market ProFund's financial statements.

2)  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each ProFund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

a)  Investment Valuation

The securities, except as otherwise noted, in the portfolio of a non-money market ProFund that are listed or traded on a stock exchange, are valued on the basis of the last sale on that day or, lacking any sales, at a price that is the mean between the closing bid and asked prices. Other securities that are traded on the OTC markets are priced using NASDAQ, which provides information on bid and asked prices quoted by major dealers in such stocks. Bonds, other than convertible bonds, are valued using a third-party pricing system. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Short-term debt securities are valued at amortized cost, which approximates market value.

Puts, calls and futures contracts purchased and held by the ProFunds are valued at the close of the securities or commodities exchanges on which they are traded. Options on securities and indices purchased by a ProFund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the OTC market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts are valued with reference to established futures exchanges. The value of a futures contract purchased by the ProFunds will be either the closing price of that contract or the bid price. Conversely, the value of a futures contract sold by the ProFunds will be either the closing price or the asked price. The value of options on futures contracts is determined based upon the current settlement price for a like option acquired on the day on which the option is being valued. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith under procedures established by and under general supervision and responsibility of the ProFund's Board of Trustees.


Valuation of securities held by the Portfolio is discussed in Note 1 of the notes to financial statements of the Portfolio, which are included elsewhere in this report.

b)  Repurchase Agreements

Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund will enter into repurchase agreements only with member banks of the Federal Reserve System or primary dealers of U.S. government securities. The Advisor and, with respect to the

ProFunds
Notes to Financial Statements--Continued
June 30, 1998
(Unaudited)


Portfolio, Bankers Trust, will monitor the creditworthiness of each of the firms which is a party to a repurchase agreement with any of the ProFunds.

The ProFunds require that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered to be loans under the 1940 Act.

c)  Federal Income Tax

Each of the ProFunds intends to qualify each year as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders; the ProFunds intend to make timely distributions in order to avoid tax liability.

d)  Securities Transactions and Related Income

Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

e)  Dividends, Distributions and Expenses

The ProFunds, other than the Money Market ProFund, will distribute net investment income and net realized gains, if any, at least once a year. Each ProFund bears expenses incurred specifically on its behalf as well as a portion of general expenses.

The Money Market ProFund ordinarily (i) declares dividends of net investment income (and net short-term capital gains, if any) for shares of the Money Market ProFund on a daily basis and (ii) distributes such dividends to shareholders of the Money Market ProFund on a monthly basis. Net realized capital gains will be distributed annually.


f)  Capital Accounts

The Trust follows the provisions of the AICPA's Statement of Position 93-2 "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies" ("SOP"). The purpose of this SOP is to report undistributed net investment income and accumulated net realized gain or loss in such a manner as to approximate amounts available for future distributions to shareholders, if any.

g)  Short Sales

When the Trust engages in a short sale, an amount equal to the proceeds received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the market value of the short sale. The Trust maintains a segregated account of securities as collateral for the short sales. The Trust is exposed to market risk based on the amount, if any, that the market value of the stock exceeds the market value of the securities in the segregated account.

h)  Options

When the Trust writes (sells) an option, an amount equal to the premium received is entered in the Trust's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked to market to reflect the current value of the option written. When an option expires, or if the Trust enters into a closing purchase transaction, the Trust realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received with the option was sold).

ProFunds
Notes to Financial Statements--Continued
June 30, 1998
(Unaudited)


The following is a summary of written option activity for the six months ended June 30, 1998, for the UltraBear ProFund.


                                              UltraBear ProFund
                                              -----------------
                                        Shares Subject
                                         to Contract      Premiums
                                        --------------    --------
Covered Call Options
 Balance at beginning of period                 -         $      -
 Options written                               79           44,930
 Options  expired                             (44)         (42,480)
                                              ---         --------
 Options outstanding at end of period          35         $  2,450
                                              ===         ========

i)  Futures Contracts

The Trust may purchase or sell stock index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the Trust deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Trust as unrealized gains or losses. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

j)  Risks of Futures Contracts and Options

Futures contracts and written options involve, to varying degrees, elements of market risk and risks in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement each ProFund has in the particular classes of instruments. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities.

k)  Organization Costs

Costs incurred by the Trust in connection with its organization have been deferred and are being amortized on the straight-line method over a five-year period beginning on the date on which each ProFund commenced its investment activities.

3)  Shares of Beneficial Interest

On June 30, 1998 there was an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows for the period ended June 30, 1998.


                                                      Bull ProFund
                                                      ------------
                                   Six months ended               December 2, 1997
                                     June 30, 1998            through December 31, 1997
                             ------------------------------   -------------------------
                                Shares            Amount        Shares        Amount
                             -------------  ---------------   ----------  -------------
Investor Shares Sold            2,276,766    $  25,050,255       9,966       $ 99,886
Investor Shares Redeemed       (1,731,756)     (18,893,258)     (5,287)       (53,129)
                               ----------    -------------      ------       --------
 Net Increase                     545,010    $   6,156,997       4,679       $ 46,757
                               ==========    =============      ======       ========

Service Shares Sold               601,220    $   6,824,019           1       $     10
Service Shares Redeemed          (594,673)      (6,680,384)          -              -
                               ----------    -------------      ------       --------
 Net Increase                       6,547    $     143,635           1       $     10
                               ==========    =============      ======       ========

ProFunds
Notes to Financial Statements--Continued
June 30, 1998
(Unaudited)

                                                    UltraBull ProFund
                                                    -----------------
                                   Six months ended               November 28, 1997
                                     June 30, 1998            through December 31, 1997
                             ------------------------------   -------------------------
                                Shares          Amount          Shares       Amount
                             -------------  ---------------   ----------  -------------
Investor Shares Sold           11,063,059    $ 141,202,280    1,421,658     $14,533,688
Investor Shares Redeemed       (9,282,780)    (116,792,897)    (834,362)     (8,590,224)
                              -----------    -------------    ---------     -----------
 Net Increase                   1,780,279    $  24,409,383      587,296     $ 5,943,464
                              ===========    =============    =========     ===========

Service Shares Sold             1,077,495    $  13,471,375      282,999     $ 2,933,108
Service Shares Redeemed          (974,868)     (11,866,719)     (50,396)       (497,580)
                              -----------    -------------    ---------     -----------
 Net Increase                     102,627    $   1,604,656      232,603     $ 2,435,528
                              ===========    =============    =========     ===========

                                                     Bear ProFund
                                                     ------------
                                   Six months ended               December 31, 1997
                                     June 30, 1998            through December 31, 1997
                             ------------------------------   -------------------------
                                Shares          Amount          Shares       Amount
                             -------------  ---------------   ----------  -------------
Investor Shares Sold           2,105,297     $  19,584,327      251,584    $ 2,515,842
Investor Shares Redeemed      (2,339,811)      (21,716,827)           -              -
                              ----------     -------------      -------    -----------
 Net Increase                   (234,514)    $  (2,132,500)     251,584    $ 2,515,842
                              ==========     =============      =======    ===========

Service Shares Sold              505,813     $   4,526,105            1    $        10
Service Shares Redeemed         (505,813)       (4,472,543)           -              -
                              ----------     -------------      -------    -----------
 Net Increase/(Decrease)               0     $      53,562            1    $        10
                              ==========     ==============     =======    ===========

                                                   UltraBear ProFund
                                                   -----------------
                                   Six months ended               December 23, 1997
                                     June 30, 1998            through December 31, 1997
                             ------------------------------   -------------------------
                                Shares          Amount          Shares       Amount
                             -------------  ---------------   ----------  -------------
Investor Shares Sold           11,314,814    $  99,418,295      480,602     $ 4,806,020
Investor Shares Redeemed      (10,975,512)     (95,276,522)    (480,600)     (4,975,752)
                              -----------    -------------    ---------     -----------
 Net Increase                     339,302    $   4,141,773            2     $   169,732
                              ===========    =============    =========     ===========

Service Shares Sold             1,576,924    $  15,142,174            1     $        10
Service Shares Redeemed        (1,467,192)     (14,411,039)           -               -
                              -----------    -------------    ---------     -----------
 Net Increase                     109,732    $     731,135            1     $        10
                              ===========    =============    =========     ===========

                                                   UltraOTC ProFund
                                                   ----------------
                                   Six months ended               December 23, 1997
                                     June 30, 1998            through December 31, 1997
                             ------------------------------   -------------------------
                                Shares          Amount          Shares       Amount
                             -------------  ---------------   ----------  -------------
Investor Shares Sold           14,693,138    $ 170,956,990      923,810     $ 9,080,432
Investor Shares Redeemed      (13,012,482)    (147,676,946)    (893,159)     (8,016,745)
                              -----------    -------------    ---------     -----------
 Net Increase                   1,680,656    $  23,280,044       30,651     $ 1,063,687
                              ===========    =============    =========     ===========

Service Shares Sold             7,159,577    $  87,783,188       85,747     $   793,807
Service Shares Redeemed        (6,730,256)     (81,832,970)      (6,319)        (52,172)
                              -----------    -------------    ---------     -----------
 Net Increase                     429,321    $   5,950,218       79,428     $   741,635
                              ===========    =============    =========     ===========

ProFunds
Notes to Financial Statements--Continued
June 30, 1998
(Unaudited)

                                           UltraShort OTC ProFund
                                           ----------------------
                                            June 2, 1998 through
                                               June 30, 1998
                                       -----------------------------
                                         Shares           Amount
                                       -----------     -------------
Investor Shares Sold                     1,529,927      $ 13,625,772
Investor Shares Redeemed                (1,459,327)      (12,852,693)
                                        ----------      ------------
 Net Increase                               70,600           773,079
                                        ==========      ============

Service Shares Sold                        135,104      $  1,091,003
Service Shares Redeemed                   (110,885)         (842,756)
                                        ----------      ------------
 Net Increase                               24,219           248,247
                                        ==========      ============

                                                Money Market ProFund
                                                --------------------
                                   Six months ended               November 17, 1997
                                     June 30, 1998            through December 31, 1997
                             ------------------------------   -------------------------
                                Shares          Amount          Shares       Amount
                             -------------  ---------------   ----------  -------------
Investor Shares Sold          191,380,055    $ 191,380,055     5,452,268   $ 5,452,268
Investor Shares Reinvested        160,557          160,556         5,771         5,771
Investor Shares Redeemed     (181,385,055)    (181,385,055)   (5,171,075)   (5,171,075)
                             ------------    -------------    ----------   -----------
 Net Increase                  10,155,557       10,155,556       286,964   $   286,964
                             ============    =============    ==========   ===========

Service Shares Sold            87,342,752    $  87,342,753         2,511   $     2,511
Service Shares Reinvested          43,938           43,938             -             -
Service Shares Redeemed       (86,364,278      (86,364,278)            -             -
                             ------------    -------------    ----------   -----------
 Net Increase                   1,022,412        1,022,413         2,511   $     2,511
                             ============    =============    ==========   ===========

4) Investment Advisory Fees, Administration Fees and Other Related Party Transactions

The non-money market ProFunds have entered into an Investment Advisory Agreement with ProFunds Advisors LLC (the "Advisor"). Under this agreement, dated October 28, 1997, the non-money market ProFunds each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund, of 0.75%.

BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS") acts as Administrator to the ProFunds. For its services as Administrator, each ProFund pays BISYS an annual fee ranging from 0.15% of average daily nets assets of $0 to $300 million to 0.05% of average daily net assets of $1 billion and over. BISYS Fund Services, Inc. ("BFSI"), an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds, for which it receives additional fees. Additionally, ProFunds, BISYS and BFSI have entered into an Omnibus Fee Agreement in which the amount of compensation due and payable to BISYS shall be the greater of (i) the aggregate fee amount due and payable for services pursuant to the Administration, Fund Accounting and Transfer Agency Agreements and (ii) the minimum relationship fee described as specific dollar amounts payable over a period of ten calendar quarters. BISYS began charging for their services as of June 1, 1998.


ProFunds Advisors LLC, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each non-

ProFunds
Notes to Financial Statements--Continued
June 30, 1998
(Unaudited)


money market ProFund will pay to ProFunds Advisors LLC a fee at the annual rate of 0.15% of its average daily net assets. Under this agreement, ProFunds Advisors LLC may receive up to 0.35% of the Money Market ProFund's average daily net assets for providing feeder fund management and administrative services to the Money Market ProFund.

Each ProFund has adopted a Shareholder Services Plan (the "Plan") and related agreement ("Shareholder Services Agreement"). The Plan provides that each ProFund will make payments to Authorized Firms in amount up to 1.00% (on an annual basis) of the average net assets of such ProFund's Service class of shares attributable to or held in the name of an Authorized Firm for its clients. The Plan provides that the fee will be paid to registered investment advisors, banks, trust companies and other financial organizations for providing account administration and other services to their clients who are beneficial owners of such shares.

Certain Trustees of the Trust are Officers of ProFunds Advisors LLC.



Waivers and reimbursements are detailed as follows:

                             Investment               Shareholder   Management     Fund
                               Advisor       Admin     Servicing     Service    Accounting
                               Waiver       Waiver       Waiver       Waiver      Waiver
                             -------------------------------------------------------------
Bull ProFund                  $ 5,817       $1,833      $    9       $ 1,164     $  175
UltraBull ProFund              20,116        6,321       3,722         8,208      1,264
Bear ProFund                    5,559          944           6         1,112        189
UltraBear ProFund              17,040          800       1,672         4,215        500
UltraOTC ProFund               25,249        7,605       2,920         9,301      1,521
UltraShort OTC ProFund            644          107           0           129         21
Money Market ProFund            2,611        8,999           0        14,698          0

The advisor and/or the administrator have voluntarily agreed to reimburse the ProFunds for expenses incurred to maintain a competitive expense ratio for the ProFunds. The total reimbursement payable to the Bull ProFund is $10,524 as of June 30, 1998. The total reimbursement payable to the Bear ProFund is $14,481 as of June 30,1998.

ProFunds
Financial Highlights
--------------------------------------------------------------------------------

                                                                                          Bull ProFund
                                                          --------------------------------------------------------------------------

                                                                    Investor Class                        Service Class
                                                          ------------------------------------   -----------------------------------
                                                           For the six    For the period from    For the six    For the period from
                                                           months ended   December 2, 1997(a)    months ended   December 2, 1997(a)
                                                          June 30, 1998   to December 31, 1997  June 30, 1998   to December 31, 1997
                                                          ------------------------------------  ------------------------------------
                                                           (Unaudited)                           (Unaudited)

    Net Asset Value, Beginning of Period                   $      9.89        $     10.00        $      9.89        $     10.00
                                                           -----------        -----------        -----------        -----------
       Net investment income                                      0.19 (d)           0.02               0.13 (d)              -
       Net realized and unrealized gain/(loss)                    1.47              (0.13)              1.52              (0.11)
                                                           -----------        -----------        -----------        -----------
       Total income from investment operations                    1.66              (0.11)              1.65              (0.11)
                                                           -----------        -----------        -----------        -----------


    Net Asset Value, End of Period                         $     11.55        $      9.89        $     11.54        $      9.89
                                                           ===========        ===========        ===========        ===========

    Total Return                                                16.78% (b)         (1.10%) (b)        16.68% (b)         (1.10%) (b)

    Ratios/Supplemental Data:
    Net assets, end of year                                $ 6,350,090        $    46,281        $    75,558        $        10
    Ratio of expenses to average net assets                      1.50% (c)          1.33% (c)          2.56% (c)          1.33% (c)
    Ratio of net investment income to average net assets         3.43% (c)          2.97% (c)          2.27% (c)          0.00% (c)
    Ratio of expenses to average net assets*                     3.95% (c)        423.48% (c)          4.55% (c)        424.48% (c)
    Ratio of net investment income to average net assets*        0.09% (c)       (419.18%)(c)          0.28% (c)       (424.48%)(c)


    -------------------------------------------------------

    * During the period, certain fees were voluntarily reduced and/ or reimbursed. If such voluntary fee reductions and/ or reimbursements had not occurred, the ratio would have been as indicated.

    (a)   Commencement of operations.
    (b)   Not annualized.
    (c)   Annualized.
    (d) Per share net investment income has been calculated using the daily average shares method.

ProFunds
Financial Highlights, Continued
--------------------------------------------------------------------------------

                                                                                UltraBull ProFund
                                              -------------------------------------------------------------------------------------

                                                            Investor Class                              Service Class
                                              ------------------------------------------  -----------------------------------------
                                                 For the six        For the period from       For the six      For the period from
                                                 months ended       November 28, 1997(a)      months ended      November 28, 1997(a)
                                                 June 30, 1998     to December 31, 1997      June 30, 1998     to December 31, 1997
                                              ------------------------------------------  ------------------------------------------
                                                    (Unaudited)                               (Unaudited)
Net Asset Value, Beginning of Period            $         10.29         $      10.00         $       10.29       $      10.00
                                                ---------------         ------------         -------------       ------------
   Net investment income                                   0.17(d)              0.01                  0.11(d)              0.01
   Net realized and unrealized gain                        2.96                 0.28                  2.98               0.28
                                                ---------------         ------------         -------------       ------------
   Total income from investment operations                 3.13                 0.29                  3.09               0.29
                                                ---------------         ------------         -------------       ------------


Net Asset Value, End of Period                  $         13.42         $      10.29         $       13.38       $      10.29
                                                ===============         ============         =============       ============

Total Return                                              30.42%(b)             2.90%(b)             30.03%(b)           2.90%(b)

Ratios/Supplemental Data:
Net assets at end of period                     $    31,782,956         $  6,044,740         $   4,483,755       $  2,394,297
Ratio of expenses to average net assets                    1.22%(c)             1.33%(c)              1.93%(c)           1.33%(c)
Ratio of net investment income to average
  net assets                                               2.77%(c)             2.26%(c)              1.81%(c)           1.69%(c)
Ratio of expenses to average net assets*                   1.73%(c)            12.69%(c)              2.79%(c)          13.69%(c)
Ratio of net investment income to average
  net assets*                                              2.26%(c)            (9.10%)(c)             0.95%(c)         (10.67%)(c)


------------------------------------------------------

* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a)   Commencement of operations.
(b)   Not annualized.
(c)   Annualized.
(d) Per share net investment income has been calculated using the daily average shares method.

ProFunds
Financial Highlights, Continued
--------------------------------------------------------------------------------

                                                                                        Bear ProFund
                                                           -------------------------------------------------------------------------


                                                                       Investor Class                     Service Class
                                                           -----------------------------------   -----------------------------------
                                                           For the six    For the period from    For the six    For the period from
                                                           months ended   December 31, 1997(a)   months ended   December 31, 1997(a)
                                                          June 30, 1998   to December 31, 1997   June 30, 1998  to December 31, 1997
                                                           -----------------------------------   -----------------------------------
                                                             (Unaudited)                         (Unaudited)
    Net Asset Value, Beginning of Period                       $  10.00        $    10.00          $  10.00           $  10.00
                                                               --------        ----------          --------           --------
       Net investment income                                       0.16(d)            -                0.11(d)             -
       Net realized and unrealized (loss)                         (1.42)              -               (1.37)               -
                                                               --------        ----------          --------           --------
       Total income from investment operations                    (1.26)              -               (1.26)               -
                                                               --------        ----------          --------           --------


    Net Asset Value, End of Period                             $   8.74             10.00              8.74              10.00
                                                               ========        ==========          ========           ========
    Total Return                                                 (12.60%)(b)         0.00%(b)        (12.60%)(b)          0.00%(b)

    Ratios/Supplemental Data:
    Net assets at end of period                                $149,155         2,516,412          $       9          $     10
    Ratio of expenses to average net assets                        1.43%(c)          0.00%(c)           2.23%(c)          0.00%(c)
    Ratio of net investment income to average net assets           3.48%(c)          0.00%(c)           2.59%(c)          0.00%(c)
    Ratio of expenses to average net assets*                       4.27%(c)        325.97%(c)           5.26%(c)        326.97%(c)
    Ratio of net investment income to average net assets*          0.64%(c)       (325.97%)(c)         (0.35%)(c)      (326.97%)(c)


    ---------------------------------------------------------

    * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

    (a)   Commencement of operations.
    (b)   Not annualized.
    (c)   Annualized.
    (d) Per share net investment income has been calculated using the daily average shares method.

ProFunds
Financial Highlights, Continued
--------------------------------------------------------------------------------

                                                                             UltraBear ProFunds
                                               --------------------------------------------------------------------------------
                                                             Investor Class                            Service Class
                                               -----------------------------------------   ------------------------------------
                                                  For the six        For the period from    For the six     For the period from
                                                  months ended      December 23, 1997(a)    months ended    December 23, 1997(a)
                                                 June 30, 1998      to December 31, 1997    June 30, 1998   to December 31, 1997
                                               -----------------------------------------   -------------------------------------
                                                  (Unaudited)                                (Unaudited)
Net Asset Value, Beginning of Period           $         10.36        $        10.00       $      10.35      $        10.00
                                               ---------------        --------------       ------------      --------------
   Net investment income                                  0.14(d)           1,216.50(e)            0.12(d)                -
   Net realized and unrealized gain/(loss)               (2.50)            (1,216.14)(e)          (2.45)               0.35
                                               ---------------        --------------       ------------      --------------
   Total income from investment operations               (2.36)                 0.36              (2.33)               0.35
                                               ---------------        --------------       ------------      --------------


Net Asset Value, End of Period                 $          8.00        $        10.36       $       8.02      $        10.35
                                               ===============        ==============       ============      ==============

Total Return                                            (22.78%)(b)             3.60%(b)         (22.51%)(b)          (3.50%)(b)

Ratios/Supplemental Data:
Net assets, end of year                        $     2,714,562        $           21       $    880,379      $           10
Ratio of expenses to average net assets                   1.59%(c)              1.33%(c)           1.98%(c)            1.33%(c)
Ratio of net investment income to average
  net assets                                              3.20%(c)              2.97%(c)           2.55%(c)            0.00%(c)
Ratio of expenses to average net assets*                  2.36%(c)             32.39%(c)           3.09%(c)           33.39%(c)
Ratio of net investment income to average
  net assets*                                             2.43%(c)            (28.09%)(c)          1.44%(c)          (33.39%)(c)

____________________

* During the period, certain fees were voluntarily reduced and/ or reimbursed. If such voluntary fee reductions and/ or reimbursements had not occurred, the ratio would have been as indicated.

(a)   Commencement of operations.
(b)   Not annualized.
(c)   Annualized.
(d) Per share net investment income has been calculated using the daily average shares method.
(e) The amount shown for a share outstanding throughout the period does not accord with the earned income or the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

ProFunds
Financial Highlights, Continued
--------------------------------------------------------------------------------

                                                                                     UltraOTC ProFund
                                                        ----------------------------------------------------------------------------


                                                                   Investor Class                        Service Class
                                                        --------------------------------------  ------------------------------------
                                                            For the six   For the period from   For the six     For the period from
                                                           months ended   December 2, 1997(a)   months ended    December 2, 1997(a)
                                                           June 30, 1998  to December 31, 1997  June 30, 1998   to December 31, 1997
                                                        --------------------------------------  ------------------------------------
                                                            (Unaudited)                          (Unaudited)
    Net Asset Value, Beginning of Period                     $     8.36     $    10.00            $    8.36        $    10.00
                                                             ----------     ----------            ---------        ----------
       Net investment income                                       0.17(d)        0.06                 0.13(d)             -
       Net realized and unrealized gain/(loss)                     6.03          (1.70)                6.04             (1.64)
                                                             ----------     ----------            ---------        ----------
       Total income from investment operations                     6.20          (1.64)                6.17             (1.64)
                                                             ----------     ----------            ---------        ----------


    Net Asset Value, End of Period                           $    14.56     $     8.36            $   14.53        $     8.36
                                                             ==========     ==========            =========        ==========
    Total Return                                                  74.16%(b)     (16.40%)(b)           73.80%(b)        (16.40%)(b)

    Ratios/Supplemental Data:
    Net assets, end of year                                  $24,911,817    $  256,184            $7,393,303       $   663,984
    Ratio of expenses to average net assets                        1.08%(c)       1.07% (c)            1.91%(c)          1.75% (c)
    Ratio of net investment income to average net assets           2.97%(c)       2.73% (c)            2.19%(c)         (0.06%)(c)
    Ratio of expenses to average net assets*                       1.63%(c)      21.74% (c)            2.63%(c)         23.42% (c)
    Ratio of net investment income to average net assets*          2.42%(c)     (17.94%)(c)            1.47%(c)        (21.73%)(c)

    ------------------------------------------------------

    * During the period, certain fees were voluntarily reduced and/ or reimbursed. If such voluntary fee reductions and/ or reimbursements had not occurred, the ratio would have been as indicated.

    (a)   Commencement of operations.
    (b)   Not annualized.
    (c)   Annualized.
    (d) Per share net investment income has been calculated using the daily average shares method.

ProFunds
Financial Highlights, Continued
--------------------------------------------------------------------------------

                                                                                  UltraShort OTC ProFund
                                                               -----------------------------------------------------------

                                                                    Investor Class                      Service Class
                                                               -------------------------           -----------------------
                                                                    For the period                      For the period
                                                                 from June 2, 1998(a)               from June 2, 1998(a)
                                                                 through June 30, 1998              through June 30, 1998
                                                               -------------------------           ----------------------
                                                                     (Unaudited)                        (Unaudited)
Net Asset Value, Beginning of Period                               $         10.00                  $          10.00
                                                                   ---------------                  ----------------
   Net investment income                                                      0.02(d)                           0.01(d)
   Net realized and unrealized (loss)                                        (2.54)                            (2.52)
                                                                   ---------------                  ----------------
   Total income from investment operations                                   (2.52)                            (2.51)
                                                                   ---------------                  ----------------


Net Asset Value, End of Period                                     $          7.48                  $           7.49
                                                                   ===============                  ================

Total Return                                                                (25.20%)(b)                       (25.10%)(b)

Ratios/Supplemental Data:
Net assets, end of year                                            $       528,421                  $        181,291
Ratio of expenses to average net assets                                       1.74%(c)                          2.84%(c)
Ratio of net investment income to average net assets                          3.03%(c)                          2.05%(c)
Ratio of expenses to average net assets*                                      2.60%(c)                          3.74%(c)
Ratio of net investment income to average net assets*                         2.17%(c)                          1.15%(c)


    ------------------------------------------------------------

    * During the period, certain fees were voluntarily reduced and/ or reimbursed. If such voluntary fee reductions and/ or reimbursements had not occurred, the ratio would have been as indicated.

    (a)   Commencement of operations.
    (b)   Not annualized.
    (c)   Annualized.
    (d) Per share net investment income has been calculated using the daily average shares method.

ProFunds
Financial Highlights, Continued
--------------------------------------------------------------------------------

                                                                                      Money Market ProFund
                                                        ----------------------------------------------------------------------------


                                                                 Investor Class                            Service Class
                                                        ------------------------------------   -------------------------------------
                                                        For the six    For the period from     For the six     For the period from
                                                        months ended   November 17, 1997(a)     months ended   November 17, 1997(a)
                                                        June 30, 1998  to December 31, 1997     June 30, 1998  to December 31, 1997
                                                        ------------------------------------   -------------------------------------
                                                        (Unaudited)                            (Unaudited)
    Net Asset Value, Beginning of Period                $     1.00       $      1.00            $     1.00         $  1.00
                                                        ----------       -----------            ----------         -------
       Net investment income                                  0.02(e)           0.01                  0.02(e)           -
                                                        ----------       -----------            ----------         -------

    Less Distributions From:
       Net investment income                                 (0.02)           (0.006)               (0.02)             -
                                                        ----------       -----------            ----------         -------

       Net change in net asset value per share                 -                  -                    -                -
                                                        ----------       -----------            ----------         -------

    Net Asset Value, End of Period                      $     1.00       $      1.00            $     1.00         $  1.00
                                                        ==========       ===========            ==========         =======
    Total Return                                              2.63%(b)          0.61%(b)              2.25%(b)     $  0.21%(b)

    Ratios/Supplemental Data:
    Net assets, end of year                             $10,442,530      $    286,962          $  1,024,929       $  2,510
    Ratio of expenses to average net assets                   0.63%(c),(d)      0.63% (c),(d)         1.83%(c),(d)    1.83% (c),(d)
    Ratio of net investment income to average net assets      4.85%(c)          4.92% (c)             3.79%(c)        2.53% (c)
    Ratio of expenses to average net assets*                  1.28%(c),(d)      9.52% (c),(d)         2.27%(c),(d)   10.52% (c),(d)
    Ratio of net investment income to average net assets*     4.40%(c)         (3.77%)(c)             3.35%(c)       (6.16%)(c)

    -------------------------------------------------------

    * During the period, certain fees were voluntarily reduced and/ or reimbursed. If such voluntary fee reductions and/ or reimbursements had not occurred, the ratio would have been as indicated.

    (a)   Commencement of operations.
    (b)   Not annualized.
    (c)   Annualized.
    (d) The Money Market ProFund expense ratio includes the expense allocation of the Cash Management Portfolio Master Fund.
    (e) Per share net investment income has been calculated using the daily average shares method.

--------------------------------------------------------------------------------
Cash Management Portfolio

Statement of Net Assets June 30, 1998 (unaudited)
--------------------------------------------------------------------------------


 Principal
  Amount                     Description                       Value
 ---------                   -----------                       -----
                  CERTIFICATES OF DEPOSIT - 1.23%
                  NationsBank Corp.
$ 15,000,000      5.58%, 9/8/98.........................  $  15,000,000
  45,000,000      5.58%, 8/7/98.........................     45,000,438
                                                          -------------

Total Certificates of Deposit
  (Amortized Cost $60,000,438)..........................     60,000,438
                                                          -------------

                  COMMERCIAL PAPER - 48.08%*
   7,000,000      Alcatel Alsthom,
                    5.52%, 8/20/98......................      6,946,333

                  Asset Securitization:
  10,000,000        5.53%, 8/25/98......................      9,915,514
  31,000,000        5.53%, 8/28/98......................     30,723,807
  32,000,000        5.54%, 9/2/98.......................     31,689,760
  15,000,000        5.54%, 9/22/98......................     14,808,408

                  Associates Corp.:
  30,000,000        5.52%, 8/17/98......................     29,783,800
  39,400,000        5.51%, 8/21/98......................     39,092,450
  35,000,000        5.51%, 8/17/98......................     34,748,224

  14,000,000      BBL North America,
                    5.53%, 8/25/98......................     13,881,719

   3,000,000      British Gas Capital,
                    5.5%, 8/24/98.......................      2,975,250

                  CAFCO:
  17,000,000        5.5%, 8/12/98.......................     16,890,917
  21,500,000        5.52%, 9/25/98......................     21,216,487
  15,000,000        5.52%, 9/9/98.......................     14,839,000
  35,000,000        5.52%, 8/14/98......................     34,763,867
  15,000,000        5.61%, 7/30/98......................     14,932,213
  60,000,000        5.49%, 7/10/98......................     59,917,650
  10,000,000        5.55%, 8/20/98......................      9,922,917

   4,700,000      Caterpillar Financial,
                    5.48%, 12/7/98......................      4,586,244

  30,000,000      CITGroup,
                    5.51%, 9/22/98......................     29,618,892

                  Commonwealth Bank of Australia:
  25,000,000        5.49%, 11/23/98.....................     24,447,188
  25,000,000        5.5%, 8/5/98........................     24,866,319

                  Credit Suisse:
  13,000,000        5.5%, 8/10/98.......................     12,920,556
  13,000,000        5.475%, 7/16/98.....................     12,970,344
  10,000,000        5.5%, 7/10/98.......................      9,986,250


 Principal
  Amount                     Description                       Value
 ---------                   -----------                       -----
                  Daimler Benz:
$ 27,975,000        5.5%, 9/11/98.......................  $  27,667,275
  30,000,000        5.5%, 7/15/98.......................     29,935,833
  10,000,000        5.5%, 9/25/98.......................      9,868,611

                  Delaware Funding Corp.:
  17,667,000        5.53%, 7/8/98.......................     17,648,003
  20,000,000        5.58%, 7/23/98......................     19,931,800
  34,379,000        5.61%, 7/30/98......................     34,223,636

                  Deutsche Bank:
  10,800,000        5.51%, 7/23/98......................     10,763,634
  60,000,000        5.49%, 7/15/98......................     59,871,900

                  Diageo Capital:
  40,000,000        5.53%, 7/6/98.......................     39,969,278
  15,000,000        5.51%, 9/29/98......................     14,793,375
  32,000,000        5.51%, 7/15/98......................     31,931,431
  17,000,000        5.5%, 9/14/98.......................     16,805,208

                  Eksportfinans:
  19,285,000        5.65%, 7/14/98......................     19,245,653
  15,600,000        5.52%, 7/27/98......................     15,537,808
  11,000,000        5.54%, 8/10/98......................     10,932,289

                  Ford Motor Credit:
  33,000,000        5.48%, 7/8/98.......................     32,964,837
  20,000,000        5.52%, 7/17/98......................     19,950,933
  55,000,000        5.52%, 7/24/98......................     54,806,033
  87,000,000        5.47%, 7/10/98......................     86,881,028

                  General Electric Capital Corp.:
  20,000,000        5.5%, 10/7/98.......................     19,700,556
  25,000,000        5.49%, 11/20/98.....................     24,458,625
  18,000,000        5.5%, 10/8/98.......................     17,727,750
  17,000,000        5.51%, 9/11/98......................     16,812,660
  25,000,000        5.43%, 9/4/98.......................     24,754,896
   7,000,000        5.52%, 8/17/98......................      6,949,553
  13,000,000        5.51%, 7/24/98......................     12,954,236
  21,000,000        5.5%, 10/19/98......................     20,647,083
  30,000,000        5.49%, 7/8/98.......................     29,967,975

                  General Electric Co.,
  10,000,000        5.51%, 8/12/98......................      9,935,717

                  General Motors Accept. Corp.,
  13,000,000        5.51%, 8/24/98......................     12,892,555

                  Generale Bank,
  10,000,000        5.49%, 12/3/98......................      9,763,625



                 See Notes to Financial Statements on Page 15

--------------------------------------------------------------------------------
Cash Management Portfolio

Statement of Net Assets June 30, 1998 (unaudited)
--------------------------------------------------------------------------------


 Principal
  Amount                     Description                       Value
 ---------                   -----------                       -----
                  Goldman Sachs:
$ 35,000,000        5.52%, 8/10/98...................... $   34,785,333
  35,000,000        5.5%, 10/14/98......................     34,438,542
  30,000,000        5.52%, 8/26/98......................     29,742,400
  30,000,000        5.52%, 8/28/98......................     29,733,200

                  Hitachi America,
   2,500,000        5.54%, 7/21/98......................      2,492,306

                  J.P. Morgan,
   8,000,000        5.5%, 11/10/98......................      7,838,667

                  Manitoba Hydro Electric,
  10,000,000        5.506%, 8/27/98.....................      9,912,822

                  Merrill Lynch & Co.:
  23,000,000        5.52%, 10/16/98.....................     22,622,647
  20,000,000        5.52%, 7/15/98......................     19,957,067
  32,000,000        5.5%, 7/27/98.......................     31,872,889
  10,500,000        5.51%, 8/3/98.......................     10,446,966
  23,000,000        5.53%, 9/11/98......................     22,745,620

                  Metropolitan Life:
  10,908,000        5.53%, 9/10/98......................     10,789,033
  35,884,000        5.54%, 9/9/98.......................     35,497,450

                  Monsanto Co.:
  15,000,000        5.505%, 9/18/98.....................     14,818,794
  15,000,000        5.51%, 9/24/98......................     14,804,854

                  Morgan Stanley Group Inc.:
  13,000,000        5.5%, 7/10/98.......................     12,982,120
 100,000,000        6.25%, 7/1/98.......................    100,000,000
  24,000,000        5.53%, 8/12/98......................     23,845,160
  40,000,000        5.52%, 8/27/98......................     39,650,400

                  National Australia Funding,
  18,500,000        5.5%, 8/3/98........................     18,406,729

                  National Rural Utility Cooperative
                  Financial Corp.,
  28,000,000        5.5%, 9/25/98.......................     27,632,111

                  Norwest,
  40,000,000        5.55%, 8/14/98......................     39,728,667

                  Panasonic Finance:
  15,000,000        5.51%, 10/20/98.....................     14,745,163
   5,000,000        5.52%, 11/3/98......................      4,904,167

                  Paribas Finance,
  20,000,000        5.51%, 7/21/98......................     19,938,778


 Principal
  Amount                     Description                       Value
 ---------                   -----------                       -----
                  Province Of Quebec:
$ 11,000,000        5.5%, 10/16/98......................  $  10,820,181
  24,500,000        5.5%, 11/9/98.......................     24,009,660
  20,000,000        5.52%, 10/27/98.....................     19,638,133
   2,400,000        5.52%, 10/15/98.....................      2,360,992
  10,000,000        5.505%, 11/5/98.....................      9,805,796

                  Receivables Capital Corp.:
  30,000,000        5.53%, 8/14/98......................     29,797,233
  12,239,000        5.53%, 7/17/98......................     12,208,919
  50,000,000        5.53%, 8/26/98......................     49,569,889
  12,949,000        5.55%, 8/21/98......................     12,847,188
  10,000,000        5.53%, 8/3/98.......................      9,949,308
  15,000,000        5.59%, 7/29/98......................     14,934,783
  20,000,000        5.57%, 7/27/98......................     19,919,544
  10,000,000        5.531%, 7/17/98.....................      9,975,418
  13,000,000        5.61%, 7/10/98......................     12,981,768
  15,000,000        5.57%, 7/23/98......................     14,948,942

                  Smith Barney Shearson:
  20,000,000        5.52%, 10/7/98......................     19,699,467
  20,000,000        5.355%, 7/8/98......................     19,979,175
  25,000,000        5.5%, 7/10/98.......................     24,965,625
  15,000,000        5.4%, 8/7/98........................     14,916,750
  35,000,000        5.49%, 7/21/98......................     34,893,250
  19,000,000        5.54%, 8/20/98......................     18,853,806
  14,000,000        5.53%, 9/15/98......................     13,836,558
  22,000,000        5.4%, 8/10/98.......................     21,868,000

  10,000,000      Svenska Handelsbanken,
                    5.51%, 9/10/98......................      9,891,331

   8,000,000      Westpac Capitol Corp.,
                    5.49%, 10/1/98......................      7,887,760
                                                          -------------
Total Commercial Paper
  (Amortized Cost $2,341,629,266).......................  2,341,629,266
                                                          -------------

                  EURODOLLAR CERTIFICATES OF
                  DEPOSIT - 13.51%
                  Abbey National:
  15,000,000        5.59%, 9/8/98.......................     14,999,951
  20,000,000        5.58%, 8/21/98......................     19,999,831
  40,000,000        5.55%, 7/14/98......................     40,000,000
  50,000,000        5.55%, 7/9/98.......................     50,000,000
  30,000,000        5.59%, 8/14/98......................     30,000,000

  50,000,000      Bank Of Scotland,
                    5.59%, 9/25/98......................     50,000,000

  25,000,000      Bank Of Tokyo-Mitsubishi,
                    5.7%, 7/6/98........................     25,000,000


                 See Notes to Financial Statements on Page 15

--------------------------------------------------------------------------------
Cash Management Portfolio

Statement of Net Assets June 30, 1998 (unaudited)
--------------------------------------------------------------------------------


 Principal
  Amount                     Description                       Value
 ---------                   -----------                       -----
$ 19,000,000      Banque Bruxelles,
                    5.59%, 8/24/98......................  $  18,999,874

  15,000,000      Banque Nationale de Paris,
                    5.61%, 7/31/98......................     15,000,306

  39,000,000      Barclays Bank,
                    5.57%, 7/24/98......................     38,999,597

  20,000,000      Bayerisch Vereinbank,
                    5.595%, 9/24/98.....................     20,000,466

   8,000,000      Bayerisch Vereinbank,
                    5.6%, 12/7/98.......................      7,997,195

  10,000,000      Canadian Imperial Bank,
                    5.635%, 11/5/98.....................     10,000,315

  11,000,000      Credit Agricole,
                    5.8%, 7/31/98.......................     11,000,129

  10,000,000      Creditanstalt Bankverein,
                    5.59%, 7/6/98.......................     10,000,014

  10,000,000      Credito Italiano,
                    5.59%, 9/1/98.......................      9,999,941

  75,000,000      Deutsche Bank:
                    5.57%, 7/6/98.......................     74,999,938

  30,000,000      Halifax Building Society
                    5.59%, 9/22/98......................     29,999,763

                  KBC Bank:
  50,000,000        5.5725%, 7/7/98.....................     50,000,021
  20,000,000        5.58%, 8/26/98......................     19,999,920

                  Nordeutsche Landesbank:
  10,000,000        5.66%, 12/10/98.....................     10,000,798
  23,000,000        5.58%, 7/29/98......................     22,999,863
  24,000,000        5.57%, 7/24/98......................     23,999,752
  19,000,000        5.66%, 11/16/98.....................     19,000,354

  35,000,000      Rabobank,
                    5.565%, 7/16/98.....................     35,000,072
                                                          -------------
Total Eurodollar Certificates of Deposit
  (Amortized Cost $657,998,100).........................    657,998,100
                                                          -------------

                  EURODOLLAR TIME DEPOSITS - 12.30%
                  Banco Bilbao Vizcaya,
  25,000,000        5.64%, 10/7/98......................     25,000,000



 Principal
  Amount                     Description                       Value
 ---------                   -----------                       -----
$ 20,000,000      Bank Of America,
                    5.5313%, 7/13/98....................  $  20,000,000

  22,000,000      Bank Of Austria,
                    5.78%, 11/18/98.....................     22,000,000

                  Bank Of Nova Scotia:
  20,000,000        5.625%, 9/4/98......................     20,000,000
  50,000,000        6.125%, 7/1/98......................     50,000,000

  60,000,000      Bank Of Tokyo-Mitsubishi,
                    5.9375%, 7/14/98....................     60,000,000

  20,000,000      Barclays Bank,
                    5.67%, 12/3/98......................     20,000,000

  25,000,000      Bayerische Landesbank,
                    5.5625%, 7/9/98.....................     25,000,000

  25,000,000      Deutsche Bank,
                    6.5%, 7/1/98........................     25,000,000

  40,000,000      International Nederlander Funding,
                    5.75%, 7/6/98.......................     40,000,000

  50,000,000      Toronto Dominion Bank,
                    6.25%, 7/1/98.......................     50,000,000

 132,148,756      Union Bank of Switzerland,
                    5.75%, 7/1/98.......................    132,148,756

                  West Deutsche Landesbank:
  50,000,000        5.61%, 9/29/98......................     50,000,000
  35,000,000        5.5313%, 7/6/98.....................     35,000,000
  25,000,000        5.625%, 8/6/98......................     25,000,000
                                                          -------------

Total Eurodollar Time Deposits
  (Amortized Cost $599,148,756).........................    599,148,756
                                                          -------------

                  FLOATING RATE NOTES - 18.99%
  20,000,000      American Express Centurion Bank:
                    Monthly Variable Rate,
                    5.616%, 9/25/98.....................     20,000,000

                  Associates Corp.:
                    Daily Variable Rate,
  25,000,000        5.70%, 4/23/99......................     24,980,157
  20,000,000        5.71%, 6/29/99......................     19,984,468
  25,000,000        5.79%, 1/4/99.......................     24,993,798

                  Bank Of Nova Scotia:
                    Monthly Variable Rate,
  35,000,000        5.5123%, 6/10/99....................     34,975,009



                 See Notes to Financial Statements on Page 15

--------------------------------------------------------------------------------
Cash Management Portfolio

Statement of Net Assets June 30, 1998 (unaudited)
--------------------------------------------------------------------------------


 Principal
  Amount                     Description                       Value
 ---------                   -----------                       -----
  40,000,000      Banque Nationale de Paris:
                    Monthly Variable Rate,
                    5.5323%, 6/1/99.....................   $ 39,977,973

  40,000,000      Bayerische Hypotheka:
                    Monthly Variable Rate,
                    5.5162%, 5/28/99....................     39,971,410

                  Bayerische Landesbank:
                    Monthly Variable Rate,
  25,000,000        5.521%, 6/29/99.....................     24,981,671
  20,000,000        5.5262%, 2/25/99....................     19,992,415

  10,000,000      Bear Stearns Co.:
                    Monthly Variable Rate,
                    5.6262%, 6/4/99.....................     10,000,000

                  Chase Manhattan Bank:
                    Quarterly Variable Rate,
   5,000,000        5.7875%, 11/10/98...................      5,003,189
   5,000,000        5.6562%, 10/15/98...................      5,000,888

                  Commerz Bank:
  30,000,000        Monthly Variable Rate,
                    5.5162%, 5/28/99....................     29,978,558

  30,000,000      CoreStates Bank:
                    Monthly Variable Rate,
                    5.6012%, 3/5/99.....................     30,000,000

  20,000,000      Creditanstalt Bankverein:
                    Monthly Variable Rate,
                    5.5145%, 6/3/99.....................     19,987,294

  40,000,000      Deutsche Bank:
                    Quarterly Variable Rate,
                    5.5275%, 6/1/99.....................     39,971,181

                  General Electric Capital Corporation:
                    Quarterly Variable Rate,
  15,000,000        5.607%, 1/15/99.....................     15,000,000
  10,000,000        5.6075%, 11/6/98....................     10,000,000

  55,000,000      J.P. Morgan:
                    Monthly Variable Rate,
                    5.5273%, 2/24/99....................     54,973,723

  10,000,000      Key Bank:
                    Daily Variable Rate,
                    5.54%, 1/29/99......................      9,996,916

  25,000,000      KBC Bank:
                    Quarterly Variable Rate,
                    5.5375%, 6/1/99.....................     24,984,239


 Principal
  Amount                     Description                       Value
 ---------                   -----------                       -----


$ 15,000,000      Mellon Bank:
                    Quarterly Variable Rate,
                    5.7792%, 11/17/98...................  $  15,000,000

                  Merrill Lynch & Co.:
                    Monthly Variable Rate,
  20,000,000        5.606%, 4/13/99.....................     19,998,433
                    Daily Variable Rate,
  12,000,000        5.90%, 4/7/99.......................     12,006,831
  35,000,000        5.80%, 2/17/99......................     34,996,713

  35,000,000      Morgan Stanley Group Inc.:
                    Monthly Variable Rate,
                    5.6162%, 11/6/98....................     35,000,000

  15,000,000      National City Bank of Cleveland:
                    Monthly Variable Rate,
                    5.5462%, 3/5/99.....................     14,996,030

  25,000,000      NationsBank Corp.:
                    Daily Variable Rate,
                    5.89%, 3/18/99......................     25,015,517

                  Nordeutsche Landesbank:
                    Monthly Variable Rate,
  17,000,000        5.5562%, 2/2/99.....................     16,995,145
  20,000,000        5.5362%, 2/25/99....................     19,993,596

                  Societe Generale:
                    Daily Variable Rate,
  10,000,000        5.77%, 3/2/99.......................      9,996,738
  40,000,000        5.78%, 2/9/99.......................     39,986,808
  15,000,000        5.76%, 8/28/98......................     14,998,353
                    Monthly Variable Rate,
  25,000,000        5.5712%, 5/7/99.....................     24,986,393
  10,000,000        5.5545%, 6/1/99.....................      9,992,877

  25,000,000      Student Loan Marketing Association:
                    5.321%, 9/28/98.....................     24,999,391

  20,000,000      Svenska Handelsbanken:
                    Monthly Variable Rate,
                    5.5362%, 6/2/99.....................     19,986,311

  10,000,000      US Bank:
                    Monthly Variable Rate,
                    5.55323%, 9/17/98...................      9,999,039

                  Wachovia Bank:
                    Monthly Variable Rate,
  21,000,000        5.5162%, 5/12/99....................     20,987,497
  25,000,000        5.5362%, 2/9/99.....................     24,991,141


                 See Notes to Financial Statements on Page 15

--------------------------------------------------------------------------------
Cash Management Portfolio

Statement of Net Assets June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

 Principal
  Amount                    Description                   Value
  ------                    -----------                   -----
$ 20,000,000    Walt Disney Co.:
                 Quarterly Variable Rate,
                 5.5175%, 2/26/99..................   $   19,988,824

   5,000,000    Westpac Capitol Corp.:
                 Quarterly Variable Rate,
                 5.544%, 4/9/99....................        4,998,107
                                                      --------------
Total Floating Rate Notes
 (Amortized Cost $924,666,633).....................      924,666,633
                                                      --------------

                REPURCHASE AGREEMENTS - 1.54%
  75,000,000     Tri-party Repurchase Agreement
                 with Goldman Sachs & Co.,
                 Dated 6/30/98, 6.25%,
                 Principal & Interest in the
                 amount of $75,013,021,
                 Due 7/01/98,
                 (Collateralized by FHLMC
                 Bonds, Par Value of $37,630,062
                 Coupon Rates of 6.00% to
                 7.00%, Due from 5/1/03 to
                 2/1/12, Value of $36,017,383);
                 Federal National Mortgage
                 Association Bonds,
                 Par Value of $190,562,931
                 Coupon rate of 7.00%, Due 8/1/26,
                 Value of $40,879,505..............       75,000,000

Total Repurchase Agreements
  (Amortized Cost $75,000,000).....................       75,000,000
                                                      --------------

                YANKEE CERTIFICATES OF DEPOSIT - 4.01%
  11,000,000     Bank Of Montreal,
                 5.56%, 7/14/98....................       10,999,974

  12,000,000    Bank Of Nova Scotia,
                 5.55%, 7/6/98.....................       12,000,000

                Banque Nationale de Paris:
   5,000,000     5.59%, 8/21/98....................        4,999,994
  11,000,000     5.58%, 9/11/98....................       10,999,557
  13,000,000     5.8%, 10/5/98.....................       13,000,786

                Deutsche Bank:
   6,000,000     5.55%, 7/20/98....................        5,999,848
  22,000,000     5.58%, 8/6/98.....................       21,999,981
   2,000,000     5.705%, 4/16/99...................        1,998,517

  40,000,000    Paribas Finance,
                 5.585%, 9/17/98...................       40,000,000

  10,000,000    Royal Bank Of Canada,
                 5.56%, 2/26/99....................        9,996,846

   2,000,000    Societe Generale Bank,
                 5.97%, 10/26/98...................        2,000,626

  10,000,000    Swiss Bank,
                 5.75%, 5/7/99.....................        9,998,351

  31,000,000    Toronto Dominion,
                 5.58%, 9/25/98....................       30,998,222

  20,000,000    Westpac Capitol Corp.,
                 5.67%, 3/23/99....................       19,991,652
                                                      --------------

Total Yankee Certificates of Deposit
  (Amortized Cost $194,984,354)....................      194,984,354
                                                      --------------

Total Investments
  (Amortized Cost $4,853,427,547)..........  99.66%   $4,853,427,547
Other Assets Less Liabilities..............   0.34%       16,726,455
                                            -------   --------------
Net Assets................................. 100.00%   $4,870,154,002
                                            =======   ==============

* Interest rates for Commercial paper represent discount rates at the time of purchase.



                 See Notes to Financial Statements on Page 15

--------------------------------------------------------------------------------
Cash Management Portfolio

Statement of Operations For the six months ended June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

Investment Income
 Interest........................................ $140,067,522
                                                  ------------
Expenses
 Advisory Fees...................................    3,724,519
 Administration and Services Fees................    1,241,506
 Professional Fees...............................       15,425
 Trustees Fees...................................        1,037
 Miscellaneous...................................        9,244
                                                  ------------
 Total Expenses..................................    4,991,731
 Less:  Expenses Absorbed by Bankers Trust.......     (522,308)
                                                  ------------
   Net Expenses..................................    4,469,423
                                                  ------------
Net Investment Income............................  135,598,098
                                                  ------------
Net Realized Gain from Investment Transactions...       83,981
                                                  ------------
Net Increase in Net Assets from Operations....... $135,682,079
                                                  ============



                 See Notes to Financial Statements on Page 15

--------------------------------------------------------------------------------
Cash Management Portfolio

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                               For the            For the
                                                          six months ended       year ended
                                                           June 30, 1998/1/  December 31, 1997
                                                          ----------------   -----------------
Increase (Decrease) in Net Assets from:
Operations
 Net Investment Income................................... $    135,598,099    $    237,022,519
 Net Realized Gain (Loss) from Investment Transactions...           83,981             (41,207)
                                                          ----------------    ----------------
Net Increase in Net Assets from Operations...............      135,682,080         236,981,312
                                                          ----------------    ----------------
Capital Transactions
 Proceeds from Capital Invested..........................   16,108,662,027      25,687,643,529
 Value of Capital Withdrawn..............................  (15,413,915,080)    (25,146,809,558)
                                                          ----------------    ----------------
Net Increase in Net Assets from Capital Transactions.....      694,746,947         540,833,971
                                                          ----------------    ----------------
Total Increase in Net Assets.............................      830,429,027         777,815,283
Net Assets
Beginning of Period......................................    4,039,724,975       3,261,909,692
                                                          ----------------    ----------------
End of Period............................................ $  4,870,154,002    $  4,039,724,975
                                                          ================    ================

------------------
/1/ Unaudited


--------------------------------------------------------------------------------


Financial Highlights
--------------------------------------------------------------------------------

Contained below are selected ratios and supplemental data for each of the periods indicated for the Cash Management Portfolio.

                                                 For the
                                                six months
                                                  ended                    For the years ended December 31,
                                                 June 30,   ---------------------------------------------------------------
                                                  1998/1/      1997         1996         1995         1994         1993
                                                ----------  -----------  -----------  -----------  -----------  -----------
Supplemental Data and Ratios:
 Net Assets, End of Period (000s omitted)...... $4,870,154  $4,039,725   $3,261,910   $2,615,932   $2,735,025   $1,930,075
 Ratios to Average Net Assets:

   Net Investment Income.......................   5.46%/3/        5.43%        5.27%        5.77%        4.24%        3.06%

   Expenses....................................   0.18%/3/        0.18%        0.18%        0.18%        0.18%        0.20%
   Decrease Reflected in Above Expense Ratio
    Due to Absorption of Expenses by
    Bankers Trust..............................   0.02%/3/        0.02%        0.02%        0.02%        0.02%      0.00%/2/

----------------------
/1/ Unaudited
/2/ Less than 0.01%.
/3/ Annualized



                 See Notes to Financial Statements on Page 15

--------------------------------------------------------------------------------
Cash Management Portfolio

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Note 1--Organization and Significant Accounting Policies.
A.  Organization

The Cash Management Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on March 26, 1990, as an unincorporated trust under the laws of New York, and commenced operations on July 23, 1990. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B.  Security Valuation

Investments are valued at amortized cost, which is in accordance with 2a-7 of the Investment Company Act of 1940 and represents the fair value of the Portfolio's investments.

C.  Security Transactions and Interest Income

Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D.  Repurchase Agreements

The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's' Investment Advisor, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase must have an aggregate market value greater than or equal to the repurchase price plus all accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of a default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

E.  Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

F.  Other

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of .005% of the Portfolio's average daily net assets. At June 30, 1998, amount owed under the Administration and Services Agreement amounted to $189,913, net of waived fees of $18,952.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of .15% of the Portfolio's average daily net assets. At June 30, 1998, amounts owed under the Advisory Agreement amounted to $557,741, net of waived fees of $68,855.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to
 .18% of the average daily net assets of the Portfolio. For the six-month period ended June 30, 1998, expenses of the Portfolio have been reduced by $522,308.

In 1994, the Portfolio sold certain structured notes carried at par to an unrelated third party financial institution at par plus accrued interest pursuant to a put agreement and that third party financial institution immediately resold such security to Banker Trust New York Corporation, the parent of the Advisor, at the same price, also pursuant to a put agreement. As a result of these transactions the Portfolio's Financial Highlights for the year ended December 31, 1994, reflects the Portfolio's realized loss on the sale of these securities and a capital contribution in the amount of $18,718,663. In 1996, Bankers Trust contributed capital in the amount of $1,113,488 to reimburse the Cash Management Portfolio for capital losses incurred in prior years.

The Cash Management Portfolio is a participant with other affiliated entities in a revolving credit facility ("the revolver") and a discretionary demand line of credit facility ("collectively the credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively. A commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the period ended June 30, 1998.

Certain officers of the Portfolio are also directors, officers, and/or employees of Edgewood Services Inc., distributor of the BT Pyramid Funds. None of the officers so affiliated received compensation for services as officers of the Portfolio.

Effective August 11, 1998, ICC Distributors, Inc. will replace Edgewood as distributor of the Trust.

Note 3--Net Assets
At June 30, 1998 net assets consisted of:
Paid-in-Capital                                               $4,870,154,002
                                                              ==============

Investment Advisor
------------------
     All Non-Money Market ProFunds
           ProFunds Advisors LLC
           7900 Wisconsin Avenue, Suite 300
           Bethesda, Maryland 20814

       Money Market ProFund
           Bankers Trust Company
           130 Liberty Street
           New York, New York 10006

Administrator, Transfer Agent, Fund Accounting Agent
----------------------------------------------------
           BISYS Fund Services
           3435 Stelzer Road
           Columbus, Ohio 43219-3035

Fund Counsel
------------
          Dechert Price & Rhoads
          1775 Eye Street, N.W.
          Washington, D.C. 20006

Independent Auditors
--------------------
            PricewaterhouseCoopers LLP
            100 East Broad Street,
            Suite 2100
            Columbus, Ohio 43215-3671

Custodian
---------
            UMB Bank, N.A.
            928 Grand Avenue
            Kansas City, Missouri 64141

Distributor
-----------
            Concord Financial Group, Inc.
            3435 Stelzer Road
            Columbus, Ohio 43219-3035


            This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.



8/98